Significant Transactions	12 Months Ended
Dec. 31, 2025
Significant Transactions [Abstract]
Significant Transactions
2.	Significant Transactions

(a)	Popeyes Acquisition

On March 30, 2023 (the “Acquisition Date”), the Company entered into a share purchase agreement (the “Popeyes SPA”) with Pangaea Three Acquisition Holdings IV, Limited (“Holdings IV”) and PLK APAC Pte. Ltd. (“PLK”) to acquire 100% of the outstanding shares of PLKC International Limited (“Popeyes China”) from Holdings IV (90%) and PLK (10%), which are related parties of the Company as Holdings IV and PLK are subsidiaries of Cartesian Capital Group, LLC (“Cartesian”) and THRI respectively (“Popeyes Transaction”). Pursuant to the Popeyes master development agreement signed between PLKC HK International Limited (the “Popeyes China Franchisee”), a wholly owned subsidiary of Popeyes China and PLK, effective from March 30, 2023, with an initial contractual term of 20 years (the “Popeyes Master Franchise Right”), the Company acquired the exclusive franchise right authorized by PLK, and is authorized to develop and operate stores branded “Popeyes” throughout the Chinese Mainland and Macau. On the Acquisition Date, Popeyes China and Popeyes China Franchisee did not have any business operations nor employees, and did not have assets and liabilities other than the Popeyes Master Franchise Right and US$30,000,000 (equivalent to RMB206,658,000) in cash. Accordingly, the Company accounted for this transaction as an asset acquisition.

On the Acquisition Date, the Company issued a total of 2,293,315 ordinary shares (among which 2,063,984 ordinary shares were issued to Holdings IV and 229,331 ordinary shares were issued to PLK) with lock-up periods of 18 months from issuance date, in exchange for all of the outstanding shares of Popeyes China. The fair value of the ordinary shares issued was US$38,550,000 (equivalent to RMB265,555,530) (the “Non-contingent Consideration”) at acquisition day and was recorded in share capital of US$108 (equivalent to RMB742) and additional paid-in capital of US$38,549,892 (equivalent to RMB265,554,788).

In accordance with the Popeyes SPA for the acquisition of Popeyes China, the Company is also obligated to issue an additional number of ordinary shares to Holdings IV and PLK, based on the ratio of 90:10 and with lock-up periods of 18 months from the issuance date as annual deferred contingent consideration, which is calculated as: (a) 3% of annual revenue of Popeyes China; divided by (b) 85% of the volume-weighted average price (VWAP) of the Company’s shares during the forty (40) trading days ended the last trading day of the applicable fiscal year as long as the Popeyes Master Franchise Right is in effect. In addition, the Company may at any time after the Acquisition Date, and at its sole option, pay a lumpsum deferred contingent consideration, plus any unpaid accrued annual deferred contingent consideration. If the Company pays such lumpsum deferred contingent consideration, it will not need to pay any further annual deferred contingent consideration. Such lumpsum deferred contingent consideration will be settled by issuing an additional number of ordinary shares with lock-up periods of 18 months from the issuance date to Holdings IV and PLK based on the ratio of 90:10, which is calculated as: (a) US$35,000,0000, divided by (b) 85% of the VWAP of the Company’s shares during the forty (40) trading days ended as of the date of notifying the exercise of this option. The fair value of the annual deferred contingent consideration inclusive of the lumpsum deferred contingent consideration prepayment settlement feature (collectively “Deferred Contingent Consideration” or “DCC”) was determined as US$9,600,000 (equivalent to RMB66,130,560) as of March 30, 2023 and recorded as an amount due to related parties. The Deferred Contingent Consideration is in the scope of ASC 480 since the instrument embodies an unconditional obligation that the Company must settle by issuing a variable number of its equity shares and, at inception, the monetary value of the obligation is based predominantly on variations in something other than the fair value of the Company’s equity shares. It is measured initially at fair value and subsequently at fair value with changes in fair value recognized in earnings. For the years ended December 31, 2024 and 2023, the Company recognized US$2,383,607 (equivalent to RMB16,941,248) and US$3,700,000 (equivalent to RMB26,106,460), respectively, in the changes in fair value of Deferred Contingent Consideration.

In addition, if the number of Popeyes Restaurants opened by Popeyes China on or prior to December 31, 2026 (net of store closures) exceeds Cumulative Opening Target (as defined in the Popeyes master development agreement as amended) for store openings through such date, PLK shall surrender to the Company or one or more of its designees and forfeit for no consideration, 286,664 of the Company’s ordinary shares it received from the Popeyes Transaction to be included in the Company’s Employee Stock Ownership Plan pool (“Potential PLK forfeiture”). The fair value of this forfeiture feature was determined as US$950,000 (equivalent to RMB6,544,170) and recorded as a reduction of additional paid-in capital, and a reduction of the acquisition cost of intangible asset for the same amount. The Potential PLK forfeiture is accounted for as an equity-linked financial instrument initially measured at fair value. Since the instrument is considered indexed to the Company’s own shares and qualifies for equity classification, there will be no subsequent remeasurement of the instrument.

The total fair value of the Non-contingent Consideration, the Deferred Contingent Consideration less the Potential PLK forfeiture feature was US$47,200,000 (equivalent to RMB325,141,920), and was allocated to intangible asset of US$3,865,000 (equivalent to RMB26,624,439), cash of US$30,000,000 (equivalent to RMB206,658,000) and a reduction of additional paid-in capital of US$13,335,000 (equivalent to RMB91,859,481) as cost of financing. The acquisition cost of the intangible asset pertains to the annual deferred contingent consideration and lumpsum deferred contingent consideration attributed to PLK less the fair value of the Potential PLK forfeiture. The Company also incurred legal fees and other transaction costs of US$1,414,371 (equivalent to RMB9,743,037) which is capitalized in the cost of intangible asset.

(b)	June 28, 2024 Transactions

On June 28, 2024 (the “Transaction Date”), the Company entered into a series of transactions.

Popeyes Disposal

On Transaction Date, the Company entered into a share purchase agreement for the sale of 100% of equity interest of Popeyes China to PLK for a purchase price on a cash free, debt free basis, subject to certain post-closing adjustments of cash consideration US$10,979,203 (equivalent to RMB78,284,821), net of Popeyes China’s liabilities of RMB17,764,115 assumed by the Company as well as settlement of the Deferred Contingent Consideration due to RBI (“RBI DCC”) which is measured at the fair value on Transaction Date in the amount of US$1,568,361 (equivalent to RMB11,174,350). In accordance with ASC 810-10, the gain of disposal of Popeyes China are recognized in the amount of US$10,257,280 (equivalent to RMB73,109,395) measured as the excess of the disposal consideration over carrying amount of the former subsidiary’s net deficit of RMB1,441,722.

Concurrently, the Company issued one Series A-1 Convertible Note in the amount of US$15,000,000 to settle the Deferred Contingent Consideration due to Cartesian (“Cartesian DCC”). The difference between the fair value of the Series A-1 Convertible Note in the amount of US$15,257,975 (equivalent to RMB108,740,538) and the fair value of Cartesian DCC in the amount of US$14,115,246 (equivalent to RMB100,569,154) are recorded in the loss of debt extinguishment in the amount of US$1,142,729 (equivalent to RMB8,121,832).

The disposal of Popeyes China represents a strategic shift for the Company, as a result of qualifying for reporting as discontinued operations. Financial position, results of operations, and cash flows for Popeyes China are reported as discontinued operation for all periods presented and the notes to the financial statements have been adjusted on a retrospective basis.

The results of the discontinued operation for the years ended December 31, 2024 and 2023 are as follows:

(i)	Results of discontinued “Popeyes China” operation

	For the year ended December 31,
	2024 (Note)	2023 (Note)

Company owned and operated store sales	30,875,454	15,761,230
Other revenues	22,449	13,143
Total revenues	30,897,903	15,774,373
Costs and expenses, net
Company owned and operated stores
Food and packaging	11,978,585	6,839,014
Store rental expenses	8,735,620	6,200,927
Payroll and employee benefits	7,971,499	6,173,813
Delivery costs	2,362,132	510,438
Other operating expenses	2,810,735	2,783,167
Store depreciation and amortization	1,888,301	877,370
Company owned and operated store costs and expenses	35,746,872	23,384,729

Marketing expenses	3,828,211	5,506,486
General and administrative expenses	8,630,449	18,363,979
Franchise and royalty expenses	1,895,613	1,885,515
Other operating costs and expenses	9,129	-
Other income	(50)	(108,615)
Total costs and expenses, net	50,110,224	49,032,094

Operating loss	(19,212,321)	(33,257,721)
Interest income	3,482	66,912
Interest expense	(11,921)	(5,652)
Foreign currency transaction loss	(130)	-

Loss before taxation	(19,220,890)	(33,196,461)
Income tax expenses	-	-

Net loss for the year	(19,220,890)	(33,196,461)
Gain on disposal of Popeyes business	70,664,684	-

Net income/(loss) from discontinued operation	51,443,794	(33,196,461)

Note: For the years ended December 31, 2024 and 2023, Popeye’s operating results included the periods from January 1, 2024 to June 28, 2024, and from March 30, 2023 to December 31, 2023, respectively.

(ii)	Effect of disposal on the financial position

As of December 31, 2023

Cash	1,271,738
Inventories	852,604
Prepaid expenses and other current assets	2,732,684
Total current assets	4,857,026

Property and equipment, net	25,884,026
Intangible assets, net	36,482,168
Operating lease right-of-use assets	63,641,599
Other non-current assets	4,561,539
Total non-current assets	130,569,332
Total assets	135,426,358

Accounts payable	5,074,452
Amount due to related party	1,002,196
Operating lease liabilities - current	11,043,233
Other current liabilities	46,438,123
Total current liabilities	63,558,004

Operating lease liabilities - non-current	54,029,794
Other non-current liabilities	259,578
Total non-current liabilities	54,289,372
Total liabilities	117,847,376

Issuance of Convertible Notes to THRI

On Transaction Date, the Company entered into a security purchase agreement with THRI to issue one Series A Convertible Note in the amount of US$20,000,000 in exchange for cash consideration of US$1,560,836 (equivalent to RMB11,123,053), settlement of overdue accounts payable due to THRI and TDL Group Corp. (“TDL”) in amount of US$18,079,264 (equivalent to RMB128,847,299) as well as payment of legal fees and other transaction costs of US$360,000 (equivalent to RMB2,558,664) which was charged directly in the earnings.

In addition, the Company issued Series A Convertible Notes of US$5,000,000 on August 15, 2024 to THRI in exchange for cash consideration of US$4,050,146 (equivalent to RMB28,755,632), settlement of overdue accounts payable due to THRI and TDL in amount of US$774,854 (equivalent to RMB5,429,712) as well as payment of legal fees and other transaction costs of US$175,000 (equivalent to RMB1,226,295) which was charged directly in the earnings.

The Series A Convertible Notes issued to THRI are recorded as a debt in accordance with ASC 470. The Company elected fair value option to measure the Series A Convertible Notes. The forward meet the definition of freestanding derivative and need to be bifurcated and measured at fair value at initial recognition date and each balance sheet date. The fair value of the derivative was nil on Transaction Date.

The loss between the fair value in amount of US$25,343,967 (equivalent to RMB180,024,384) and principal amount in amount of US$25,000,000 (equivalent to RMB 177,579,673) of the Series A Convertible Note issued to THRI are recorded in the gain on disposal of Popeyes business in amount of US$343,967 (equivalent to RMB2,444,711).

Issuance of Convertible Notes to Cartesian

On March 7 and March 20, 2024, the Company issued promissory notes in aggregate principal amount of US$20 million (equivalent to RMB142,536,000) to Holdings IV.

On Transaction date, the Company issued two Series A Convertible Notes in principal amount of US$10,000,000 each and one Series A-1 Convertible Note in the principal amount of US$741,340 to entities controlled by Cartesian in settlement of outstanding principal and interest of promissory notes issued in March 2024 in aggregate amount of US$20,741,340 (equivalent to RMB147,819,389).

In accordance with ASC 470-50, the issuance of convertible notes extinguished promissory notes, and the excess of the fair value of the convertible note over the carrying amount of the promissory note was recorded in loss of debt extinguishment in amount of US$356,718 (equivalent to RMB2,535,329).

The Series A Convertible Notes and the Series A-1 Convertible Notes are collectively referred to as the “Convertible Junior Notes”. See Note 15(b) for key terms of Convertible Junior Notes.

Issuance of Class A-1 Special Voting Share and Series A-2 Convertible Preferred Share

On Transaction date, the Company issued 0.2 Class A-1 Special Voting Share to THRI in par value of US$0.00004697934970338660 and nil proceeds to entitle THRI the number of votes equal to the aggregate number of votes which would be exercisable by the holders of outstanding Series A Convertible Notes upon the exchange of all outstanding Series A Convertible Notes.

Concurrently, 0.2 Series A-2 Convertible Preferred Share was issued to THRI for US$99.99 (equivalent to RMB713). The difference between par value of US$0.00004697934970338660 and issue value is recorded in additional paid-in capital.

See Note 17 for the detail rights of the shares.

(c)	2025 Debt Restructuring

On October 31, 2025, the Company entered into a definitive agreement for the following debt restructuring, which was closed on December 2, 2025 (the “Closing Date”).

Issuance of Convertible Senior Secured Notes

On Closing Date, the Company issued senior secured convertible notes due on September 30, 2029 (the “Convertible Senior Secured Notes”) in an aggregate principal amount of US$89,922,201 (equivalent to RMB636,595,230) to Sona Credit Master Fund Limited and Sona Blue Peak, Ltd. (collectively referred to as “SONA”) and THRI, in exchange for the repurchase of all outstanding amount due under Convertible Senior Notes issued to SONA (See Note 15(a)) in amount of US$69,922,201 (equivalent to RMB495,007,230), settlement of overdue accounts payable due to THRI and TDL in amount of US$17,113,639 (equivalent to RMB121,154,296), and cash proceeds of US$2,886,361 (equivalent to RMB20,433,704). See Note 15(c) for key terms of Convertible Senior Secured Notes.

Extension and Alignment of Convertible Junior Notes

Concurrently, THRI and Cartesian agreed to extend the maturity of Convertible Junior Notes (See Note 15(b)) from June 28, 2027 to September 30, 2029, remove the term of mandatory conversion and reset the conversion price of Convertible Junior Notes to align with that of Convertible Senior Secured Notes.

In accordance with ASC 470-50, the Company concluded that both new issued Convertible Senior Secured Notes and modified Convertible Junior Notes are substantially different from old debt instruments, and as a result, extinguishment accounting should be applied. The excess of the fair value of new debts over the net carrying amount of old debts was recorded in loss of debt extinguishment in amount of US$9,422,201 (equivalent to RMB67,227,404).

In addition, upon repurchase of Convertible Senior Notes, the accumulated other comprehensive loss relating to change in fair value due to instrument specific credit of Convertible Senior Notes due to instrument-specific credit risk of US$820,000 (equivalent to RMB5,850,700) was reclassified to loss of debt extinguishment on the consolidated statement of operations for the year ended December 31, 2025.

The Company incurred legal fees and other transaction costs associated with 2025 Debt Restructuring in amount of US$1,922,266 (equivalent to RMB13,608,491), which were charged directly in the consolidated statements of operations under the fair value option election for convertible notes (See Note 15). As of December 31, 2025, the unpaid transaction costs of US$317,561 (equivalent to RMB2,248,139) was included in other current liabilities.